Net income (loss) per common share	12 Months Ended
Dec. 31, 2016
Earnings Per Share
Net Income (Loss) Per Common Share

Note 35 – Net income (loss) per common share

The following table sets forth the computation of net income (loss) per common share (“EPS”), basic and diluted, for the years ended December 31, 2016, 2015 and 2014:

(In thousands, except per share information)	2016	2015	2014
Net income (loss) from continuing operations	$215,556	$893,997	$(190,510)
Net income (loss) from discontinued operations	1,135	1,347	(122,980)
Preferred stock dividends	(3,723)	(3,723)	(3,723)
Net income (loss) applicable to common stock	$212,968	$891,621	$(317,213)
Average common shares outstanding	103,275,264	102,967,186	102,848,792
Average potential dilutive common shares	102,019	157,123	-
Average common shares outstanding - assuming dilution	103,377,283	103,124,309	102,848,792
Basic EPS from continuing operations	$2.05	$8.65	$(1.88)
Basic EPS from discontinued operations	$0.01	$0.01	$(1.20)
Total Basic EPS	$2.06	$8.66	$(3.08)
Diluted EPS from continuing operations	$2.05	$8.64	$(1.88)
Diluted EPS from discontinued operations	$0.01	$0.01	$(1.20)
Total Diluted EPS	$2.06	$8.65	$(3.08)

Potential common shares consist of common stock issuable under the assumed exercise of stock options, restricted stock and performance shares awards using the treasury stock method. This method assumes that the potential common shares are issued and the proceeds from exercise, in addition to the amount of compensation cost attributed to future services, are used to purchase common stock at the exercise date. The difference between the number of potential shares issued and the shares purchased is added as incremental shares to the actual number of shares outstanding to compute diluted earnings per share. Warrants, stock options, restricted stock and performance shares awards, if any, that result in lower potential shares issued than shares purchased under the treasury stock method are not included in the computation of dilutive earnings per share since their inclusion would have an antidilutive effect in earnings per common share.

For the years ended December 31, 2016 and 2015, there were no stock options outstanding. There were 45,205 weighted average antidilutive stock options outstanding for the year ended December 31, 2014.